STATEMENT OF CASH FLOWS	12 Months Ended
Nov. 30, 2022 USD ($)
Cash Flows from Operating Activities:
Net income	$ 817,089
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,483,349)
Unrealized gain on marketable securities held in Trust Account	(1,993)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(120,534)
Accounts payable and accrued expenses	124,102
Net cash used in operating activities	(664,685)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(117,300,000)
Net cash used in investing activities	(117,300,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	113,850,000
Proceeds from sale of Private Placement Warrants	5,000,000
Proceeds from promissory note – related party	83,954
Repayment of promissory note – related party	(83,954)
Payment of offering costs	(524,785)
Net cash provided by financing activities	118,325,215
Net Change in Cash	360,530
Cash – Beginning of period
Cash – End of period	360,530
Non-Cash investing and financing activities:
Deferred offering costs paid directly by Sponsor in exchange for the issuance of Class B ordinary shares	25,000
Issuance of Representative Shares	(12)
Initial classification of ordinary shares subject to redemption	117,300,000
Accretion of Class A ordinary shares carrying value to redemption value	1,485,342
Deferred underwriting fee payable	$ 4,025,000